Stockholders' Equity - Additional Information (Detail) - USD ($)					3 Months Ended
	Mar. 08, 2021	Feb. 19, 2021	Feb. 11, 2021	Dec. 31, 2020	Mar. 08, 2021
Number of specific trading days for determining share price					20 days
Total number of trading days for determining the share price					30 days
Waiting time after which share price is considered					150 days
Preferred stock par or stated value per share	$ 0.0001				$ 0.0001
Preferred stock shares authorized	1,000,000				1,000,000
Preferred stock shares issued	0				0
Preferred stock shares outstanding	0				0
Threshold limit to file with the SEC a registration statement					30 days
Thresold limit for sec registration statement become effective for exercise of warrants					90 days
Warrants notify in writing for ineligible for exercise of warrants percent					9.80%
Percent to receive highest amount of cash,securities or other property upon Business Combination					50.00%
Additional Percent of consideration receivable in the form of common stock eligible for less exercise price					70.00%
Minimum [Member]
Lonas Eligible for conversion in to warrants convertible amount					$ 1,500,000
Lonas Eligible for conversion in to warrants convertible price per share					$ 1.50
Share Price May Fall Below 18 Rupees per dollar [Member]
Class of warrant or rights exercise price	$ 11.50				11.50
Share Redemption Trigger Price	18.00				18.00
Share price equals or exceeds 18 USD [Member]
Share price	$ 18.00				$ 18.00
Warrant [Member]
Class of warrant or rights exercise price	1				1
Class of warrant or rights exercise price	$ 11.50				$ 11.50
Public Warrant [Member]
Share price	0.01				$ 0.01
Warrant minimum days' for prior written notice of redemption					30 days
Percentage of holders approval require for any modification,corrections and adjustments to warrants					50.00%
Private Placement Warrants [Member]
Percentage of holders approval require for any modification,corrections and adjustments to warrants					50.00%
Number of days from which warrants will not be transferable or saleable					30 days
Preferred Stock [Member]
Preferred stock par or stated value per share	$ 0.0001				$ 0.0001
Preferred stock shares authorized	1,000,000				1,000,000
Preferred stock shares issued	0				0
Preferred stock shares outstanding	0				0
Conversion Of Class B Common Stock Into Class A Common Stock [member]
Percentage of the shares issuable on the percentage of the total paid up share capital	20.00%				20.00%
Common stock shares conversion from one class to another conversion ratio					one
Event Triggering Warrant Redemption [Member]
Volume weighted average price per share					$ 9.20
Event Triggering Warrant Redemption [Member] | Trigger Price One [Member]
Class of warrants or right redemption trigger price	$ 18.00				$ 18.00
Event Triggering Warrant Redemption [Member] | Trigger Price One [Member] | Minimum [Member]
Redemption trigger price as a percentage of the newly issued price	115.00%				115.00%
Event Triggering Warrant Redemption [Member] | Trigger Price One [Member] | Maximum [Member]
Redemption trigger price as a percentage of the newly issued price	180.00%				180.00%
Event Triggering Warrant Redemption [Member] | Public Warrant [Member]
Sale of Stock, price per share	$ 9.20				$ 9.20
Proceeds from equity from business combination as a percentage of total equity proceeds					60.00%
Number of trading days					20 days
Common Class A [Member]
Common stock shares issued	40,000,000				40,000,000
Common stock, shares, outstanding	40,000,000				40,000,000
Share price	$ 11.50				$ 11.50
Common stock, par or stated value per share	$ 0.0001				$ 0.0001
Common stock shares authorized	450,000,000				450,000,000
Common stock shares conversion from one class to another conversion ratio	one-third
Weight average of common stock as reported during trading days to meet fair market value					10 days
Ordinary Cash Dividends price per share	$ 0.50				$ 0.50
Common Class A [Member] | Share Price May Fall Below 18 Rupees per dollar [Member]
Number of consecutive trading days to determine call of warrant redemption					20 days
Number of trading days to determine call of warrant redemption					30 days
Common Class B [Member]
Common stock shares issued	11,500,000				11,500,000
Common stock, shares, outstanding	11,500,000				11,500,000
Waiting time after which share price is considered				150 days
Common stock, par or stated value per share	$ 0.0001				$ 0.0001
Common stock shares authorized	50,000,000				50,000,000
Common Class B [Member] | Common Stock [Member]
Common stock shares authorized	50,000,000				50,000,000
Common Class B [Member] | Sponsor [Member]
Stock issued during the period value issued for services				$ 7,187,500
Stock issued during the period shares issued for services				25,000
Sale of Stock, price per share				$ 0.003
Stock issued during period shares stock splits		2,875,000	1,437,500
Common stock, shares, outstanding		11,500,000	8,625,000
Shares forfeited by sponser		1,500,000
Lock in period of shares				1 year	1 year
Share price	$ 12.00			$ 12.00	$ 12.00
Number of specific trading days for determining share price				20 days
Total number of trading days for determining the share price				30 days
Common Class B [Member] | Sponsor [Member] | Common Stock [Member]
Common stock shares issued		11,500,000	8,625,000
Common stock, shares, outstanding		11,500,000	8,625,000